November 2019
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
http://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment Date:
Nov 13, 2019
Prior Payment:
Oct 11, 2019
Next Payment:
Dec 12, 2019
Record Date:
Oct 31, 2019
Determination Date:
Nov 6, 2019
First Payment Date:
Jun 12, 2014
Closing Date:
May 22, 2014
Rated Final Distribution Date:
May 10, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Additional Loan Detail

Investor Notice

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.242000%
52,329,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.904000%
63,220,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.493000%
9,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.575000%
240,000,000.00
121,515,038.29
6,028,950.27
362,013.55
6,390,963.82
0.00
115,486,088.02
A-5
3.855000%
291,371,000.00
291,371,000.00
0.00
936,029.34
936,029.34
0.00
291,371,000.00
A-AB
3.477000%
71,630,000.00
66,862,562.81
2,355,433.28
193,734.28
2,549,167.56
0.00
64,507,129.53
X-A
1.344993%
786,663,000.00
538,261,601.10
0.00
603,298.43
603,298.43
0.00
529,877,217.55
X-B
0.602663%
115,723,000.00
115,723,000.00
0.00
58,118.32
58,118.32
0.00
115,723,000.00
X-C
1.520416%
24,705,000.00
24,705,000.00
0.00
31,301.56
31,301.56
0.00
24,705,000.00
X-D
1.520416%
62,413,547.00
62,413,547.00
0.00
79,078.78
79,078.78
0.00
53,542,170.39
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
196,311.12
196,311.12
0.00
58,513,000.00
100.00%
B
4.328000%
70,214,000.00
70,214,000.00
0.00
253,238.49
253,238.49
0.00
70,214,000.00
100.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
181,277.52
181,277.52
0.00
45,509,000.00
100.00%
D
5.108416%
50,711,000.00
50,711,000.00
0.00
215,877.39
215,877.39
0.00
50,711,000.00
E
3.588000%
24,705,000.00
24,705,000.00
0.00
73,867.95
73,867.95
0.00
24,705,000.00
F
3.588000%
13,003,000.00
13,003,000.00
0.00
38,878.97
38,878.97
0.00
13,003,000.00
G
3.588000%
49,410,547.00
49,410,547.00
0.00
192,598.14
192,598.14
8,871,376.61
40,539,170.39
R
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,040,215,547.00
791,814,148.10
8,384,383.55
3,415,623.84
11,800,007.39
8,871,376.61
774,558,387.94
November 2019
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00%
B
4.328000%
70,214,000.00
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
174,236,000.00
174,236,000.00
0.00
0.00
0.00
0.00
174,236,000.00
November 2019
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
17322MAS5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
17322MAT3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
17322MAU0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322MAV8
506.31265954
25.12062613
1.50838980
26.62901592
0.00000000
481.19203342
A-5
17322MAW6
1000.00000000
0.00000000
3.21250000
3.21250000
0.00000000
1000.00000000
A-AB
17322MAX4
933.44356848
32.88333492
2.70465274
35.58798766
0.00000000
900.56023356
X-A
17322MBB1
684.23403808
0.00000000
0.76690836
0.76690836
0.00000000
673.57587372
X-B
17322MBC9
1000.00000000
0.00000000
0.50221928
0.50221928
0.00000000
1000.00000000
X-C
17322MAJ5
1000.00000000
0.00000000
1.26701315
1.26701315
0.00000000
1000.00000000
X-D
17322MAL0
1000.00000000
0.00000000
1.26701315
1.26701315
0.00000000
857.86136125
A-S
17322MAY2
1000.00000000
0.00000000
3.35500000
3.35500000
0.00000000
1000.00000000
B
17322MAZ9
1000.00000000
0.00000000
3.60666667
3.60666667
0.00000000
1000.00000000
C
17322MBA3
1000.00000000
0.00000000
3.98333333
3.98333333
0.00000000
1000.00000000
D
17322MAA4
1000.00000000
0.00000000
4.25701315
4.25701315
0.00000000
1000.00000000
E
17322MAC0
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
F
17322MAE6
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
G
17322MAG1
1000.00000000
0.00000000
3.89791553
3.89791553
179.54418942
820.45581058
R
17322MAN6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ
17322MBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
17322MAQ9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
November 2019
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
121,515,038.29
654,623.04
5,374,327.23
0.00
0.00
115,486,088.02
0.00
A-5
291,371,000.00
0.00
0.00
0.00
0.00
291,371,000.00
0.00
A-AB
66,862,562.81
255,752.80
2,099,680.48
0.00
0.00
64,507,129.53
0.00
A-S
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00
B
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00
C
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00
D
50,711,000.00
0.00
0.00
0.00
0.00
50,711,000.00
0.00
E
24,705,000.00
0.00
0.00
0.00
0.00
24,705,000.00
0.00
F
13,003,000.00
0.00
0.00
0.00
0.00
13,003,000.00
0.00
G
49,410,547.00
0.00
0.00
8,871,376.61
0.00
40,539,170.39
8,871,376.61
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
791,814,148.10
910,375.84
7,474,007.71
8,871,376.61
0.00
774,558,387.94
8,871,376.61
November 2019
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
362,013.55
0.00
0.00
0.00
0.00
362,013.55
0.00
A-5
936,029.34
0.00
0.00
0.00
0.00
936,029.34
0.00
A-AB
193,734.28
0.00
0.00
0.00
0.00
193,734.28
0.00
X-A
603,298.43
0.00
0.00
0.00
0.00
603,298.43
0.00
X-B
58,118.32
0.00
0.00
0.00
0.00
58,118.32
0.00
X-C
31,301.56
0.00
0.00
0.00
0.00
31,301.56
0.00
X-D
79,078.78
0.00
0.00
0.00
0.00
79,078.78
0.00
A-S
196,311.12
0.00
0.00
0.00
0.00
196,311.12
0.00
B
253,238.49
0.00
0.00
0.00
0.00
253,238.49
0.00
C
181,277.52
0.00
0.00
0.00
0.00
181,277.52
0.00
D
215,877.39
0.00
0.00
0.00
0.00
215,877.39
0.00
E
73,867.95
0.00
0.00
0.00
0.00
73,867.95
0.00
F
38,878.97
0.00
0.00
0.00
0.00
38,878.97
0.00
G
147,737.54
0.00
0.00
(44,860.60)
0.00
192,598.14
27,806.68
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,370,763.24
0.00
0.00
(44,860.60)
0.00
3,415,623.84
27,806.68
November 2019
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Interest
Fees
Scheduled Interest
3,386,312.38
Master Servicing Fee
10,522.22
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
1,090.93
Deferred Interest
0.00
Operating Advisor Fee
852.30
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
(38,784.16)
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
3,386,312.38
Special Serv Fee plus Adj.
(38,784.16)
CREFC Intellectual Property Royalty License Fee
340.93
CCRE Strip
2,742.76
Principal
Miscellaneous Fee
0.00
Scheduled Principal
910,375.84
Fee Distributions
(23,235.02)
Unscheduled Principal
7,474,007.71
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
8,384,383.55
Reimbursed for Interest on Advances
(6,076.44)
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
(6,076.44)
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
3,415,623.84
Principal Distribution
8,384,383.55
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
11,800,007.39
Total Collections
11,770,695.93
Total Distribution
11,770,695.93
Funds Collection
Funds Distribution
November 2019
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
791,814,148.82
774,558,387.94
P & I Advances
Not Provided
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
66,729.24
Ending pool Factor
0.744613
Ending Loan Count
59
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
52
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.1319806%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Controlling Class Representative:
Seer Capital Partners Master Fund L.P.
CCRE Strip for the Distribution Date
2,742.76
November 2019
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

November 2019
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
-38,784.16
0.00
0.00
0.00
0.00
0.00
-6,076.44
0.00
0.00
0.00
0.00
0.00
13
0.00
Count:
Totals:
1
-38,784.16
0.00
0.00
0.00
0.00
0.00
-6,076.44
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
-44,860.60
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

November 2019
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

November 2019
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Retail
ME
04/03/24
N
125,000,000.00
501,597.22
0.00
11/03/19
0.00
0
501,597.22
0.00
4.660
1.86
12/31/18
2
Other
XX
01/06/24
05/14/18
3
Mixed Use
OH
12/01/23
N
43,647,578.74
253,648.22
0.00
11/01/19
0.00
0
188,208.83
0.00
5.000
1.55
12/31/18
4
Multifamily
NY
04/06/44
N
45,500,000.00
188,066.67
0.00
11/06/19
0.00
0
188,066.67
0.00
4.800
1.52
12/31/18
5
Self Storage
XX
04/06/34
N
36,359,251.21
210,107.99
0.00
11/06/19
0.00
0
150,843.47
0.00
4.810
3.15
12/31/18
6
Multifamily
MI
05/06/24
N
34,160,618.41
181,317.54
0.00
11/06/19
0.00
0
142,535.50
0.00
4.840
2.49
12/31/18
7
Office
TN
04/06/24
N
27,120,188.11
165,115.81
0.00
11/06/19
0.00
0
119,012.88
0.00
5.088
1.59
12/31/18
8
Retail
WI
04/01/24
N
22,000,257.84
135,843.52
0.00
11/01/19
0.00
0
104,344.85
0.00
5.500
1.35
12/31/18
9
Retail
NJ
05/06/24
N
21,975,320.86
121,121.90
0.00
11/06/19
0.00
0
89,795.37
0.00
4.739
1.13
12/31/18
10
Industrial
NY
04/05/24
N
18,153,118.13
105,516.50
0.00
11/05/19
0.00
0
76,249.85
0.00
4.870
1.48
12/31/18
11
Office
TN
04/06/24
N
17,417,610.62
105,625.90
0.00
11/06/19
0.00
0
79,760.30
0.00
5.310
1.18
12/31/18
12
Office
NC
03/06/24
N
15,984,948.43
95,910.71
0.00
11/06/19
0.00
0
71,452.21
0.00
5.183
1.32
12/31/18
13
Retail
11/16/18 GA
03/06/24
N
0.00
90,017.00
0.00 10/10/19
11/06/19
0.00
0
68,686.94
0.00
4.880
1.21
12/31/18
14
Retail
NJ
03/06/24
N
15,953,760.25
87,225.62
0.00
11/06/19
0.00
0
66,029.82
0.00
4.800
1.30
12/31/18
15
Multifamily
NC
04/06/24
N
16,419,097.94
87,018.78
0.00
11/06/19
0.00
0
68,162.94
0.00
4.816
1.63
12/31/18
16
Industrial
XX
04/06/24
N
14,711,361.46
89,146.33
0.00
11/06/19
0.00
0
67,266.25
0.00
5.302
1.45
12/31/18
17
Multifamily
TX
05/06/24
N
14,582,229.38
84,527.70
0.00
11/06/19
0.00
0
61,124.57
0.00
4.860
1.18
12/31/18
18
Multifamily
TX
04/06/24
01/16/19
19
Multifamily
MI
04/06/19
02/21/19
20
Mixed Use
NC
05/06/24
N
14,165,578.22
82,155.17
0.00
11/06/19
0.00
0
61,811.22
0.00
5.060
1.71
12/31/18
21
Office
TX
05/06/19
02/06/19
22
Multifamily
NY
05/06/24
N
13,953,275.82
76,076.48
0.00
11/06/19
0.00
0
57,749.29
0.00
4.800
1.14
12/31/18
23
Office
KY
04/05/24
N
11,391,695.58
91,007.39
0.00
11/05/19
0.00
0
47,462.60
0.00
4.820
1.53
12/31/18
24
Multifamily
NC
04/06/24
N
12,697,190.51
68,365.47
0.00
11/06/19
0.00
0
54,242.18
0.00
4.956
1.47
12/31/18
25
Retail
CA
05/06/24
N
11,715,589.48
72,908.03
0.00
11/06/19
0.00
0
56,573.94
0.00
5.600
1.60
12/31/17
26
Office
CA
04/06/24
07/24/18
27
Lodging
XX
04/06/24
N
9,771,931.93
66,982.26
0.00
10/06/19
0.00
A
44,876.01
0.00
5.321
1.42
12/31/18
28
Mixed Use
GA
04/06/24
N
10,454,410.63
57,445.83
0.00
11/06/19
0.00
0
43,799.80
0.00
4.859
1.42
12/31/18
29
Industrial
NC
03/06/21
N
9,931,223.70
59,511.07
0.00
11/06/19
0.00
0
44,276.80
0.00
5.170
2.27
12/31/18
30
Industrial
CO
04/06/24
N
9,538,364.21
64,986.38
0.00
11/06/19
0.00
0
43,178.78
0.00
5.245
2.36
12/31/18
31
Lodging
SC
04/06/24
N
9,755,336.43
58,257.71
0.00
11/06/19
0.00
0
43,324.23
0.00
5.150
2.58
12/31/18
32
Retail
TX
04/06/24
N
10,227,869.25
56,152.86
0.00
11/06/19
0.00
0
42,780.23
0.00
4.851
1.65
12/31/18
33
Office
TX
05/06/19
02/06/19
34
Retail
NJ
04/06/24
N
9,420,286.19
56,367.69
0.00
11/06/19
0.00
0
42,002.54
0.00
5.170
1.62
12/31/18
35
Lodging
NC
04/06/24
N
9,225,055.44
55,090.94
0.00
11/06/19
0.00
0
40,969.21
0.00
5.150
2.48
12/31/18
36
Lodging
NC
04/06/24
N
9,225,055.44
55,090.94
0.00
11/06/19
0.00
0
40,969.21
0.00
5.150
2.44
12/31/18
37
Retail
FL
05/06/19
02/06/19
38
Office
CT
04/06/24
12/21/18
39
Lodging
NC
04/06/24
N
8,365,635.21
49,958.58
0.00
11/06/19
0.00
0
37,152.45
0.00
5.150
2.20
12/31/18
40
Multifamily
TX
04/06/24
N
8,290,495.17
51,723.87
0.00
11/06/19
0.00
0
40,106.12
0.00
5.610
1.94
12/31/18
41
Retail
UT
05/06/24
N
8,019,074.76
47,210.73
0.00
11/06/19
0.00
0
34,715.24
0.00
5.020
1.53
12/31/18

November 2019
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Mixed Use
XX
04/06/24
N
8,284,971.08
47,239.64
0.00
11/06/19
0.00
0
36,076.66
0.00
5.050
1.27
12/31/18
43
Self Storage
CA
05/06/24
N
8,350,000.00
34,800.94
0.00
11/06/19
0.00
0
34,800.94
0.00
4.840
3.08
06/30/18
44
Mixed Use
LA
04/06/24
N
7,873,258.98
44,262.58
0.00
11/06/19
0.00
0
33,909.39
0.00
4.995
1.61
12/31/18
45
Multifamily
WI
04/01/24
N
7,724,319.62
42,868.40
0.00
11/01/19
0.00
0
33,988.27
0.00
5.104
0.93
12/31/18
46
Self Storage
AZ
12/06/23
N
7,021,913.36
41,325.85
0.00
11/06/19
0.00
0
30,268.73
0.00
4.998
0.00
47
Retail
IN
04/06/24
N
6,486,062.65
37,792.63
0.00
11/06/19
0.00
0
27,383.53
0.00
4.895
1.60
12/31/18
48
Multifamily
MI
05/06/24
N
6,100,024.28
35,152.58
0.00
11/06/19
0.00
0
25,254.35
0.00
4.800
2.59
12/31/18
49
Retail
WI
04/06/19
04/19/19
50
Retail
NC
02/01/24
N
5,974,275.95
35,243.70
0.00
11/01/19
0.00
0
27,102.18
0.00
5.261
1.47
12/31/18
51
Self Storage
NV
04/06/19
02/06/19
52
Industrial
NJ
05/06/24
N
5,292,526.75
36,114.33
0.00
11/06/19
0.00
0
24,186.10
0.00
5.295
1.73
12/31/18
53
Retail
GA
04/06/24
N
5,460,530.02
31,770.71
0.00
11/06/19
0.00
0
22,983.29
0.00
4.880
1.45
12/31/18
54
Multifamily
MI
05/06/24
N
5,212,602.45
36,154.40
0.00
11/06/19
0.00
0
24,741.52
0.00
5.500
1.62
12/31/18
55
Multifamily
TX
05/06/24
N
4,731,243.26
26,369.44
0.00
11/06/19
0.00
0
19,766.69
0.00
4.845
2.51
12/31/18
56
Self Storage
XX
04/06/24
N
4,203,897.32
24,347.28
0.00
11/06/19
0.00
0
18,235.19
0.00
5.030
2.33
12/31/18
57
Retail
IL
03/06/24
N
4,331,854.00
24,709.99
0.00
11/06/19
0.00
0
19,420.76
0.00
5.200
1.80
12/31/18
58
Retail
NV
04/06/24
N
4,065,690.38
22,864.39
0.00
11/06/19
0.00
0
17,236.55
0.00
4.917
2.73
12/31/18
59
Self Storage
CA
05/06/24
N
4,075,000.00
16,983.69
0.00
11/06/19
0.00
0
16,983.69
0.00
4.840
4.16
06/30/18
60
Multifamily
MI
04/06/24
N
3,663,843.32
22,112.93
0.00
11/06/19
0.00
0
16,620.05
0.00
5.260
1.70
12/31/18
61
Retail
NC
04/06/24
N
3,654,681.48
21,742.58
0.00
11/06/19
0.00
0
16,106.41
0.00
5.110
1.64
12/31/18
62
Industrial
NV
04/06/24
N
3,645,032.12
21,361.77
0.00
11/06/19
0.00
0
15,575.76
0.00
4.955
2.42
12/31/18
63
Mobile Home
XX
05/06/24
N
3,359,556.44
23,154.13
0.00
11/06/19
0.00
0
15,714.52
0.00
5.420
2.74
12/31/18
64
Office
FL
04/06/24
N
3,442,220.78
21,283.56
0.00
11/06/19
0.00
0
16,369.06
0.00
5.515
1.84
12/31/18
65
Office
TX
05/01/24
N
3,343,924.65
19,974.96
0.00
11/01/19
0.00
0
14,909.52
0.00
5.170
1.91
12/31/18
66
Self Storage
TX
03/06/24
N
3,314,809.93
19,260.75
0.00
11/06/19
0.00
0
13,866.46
0.00
4.850
2.20
12/31/18
67
Retail
WV
04/01/24
N
3,231,425.45
19,596.38
0.00
11/01/19
0.00
0
14,797.64
0.00
5.310
1.83
12/31/18
68
Self Storage
MI
04/06/24
N
2,759,095.67
17,052.50
0.00
11/06/19
0.00
0
13,109.85
0.00
5.510
1.75
12/31/18
69
Multifamily
TX
01/06/24
N
2,575,595.52
15,415.16
0.00
11/06/19
0.00
0
11,489.44
0.00
5.173
0.00
70
Retail
FL
03/01/24
N
1,246,623.13
7,964.20
0.00
11/01/19
0.00
0
6,288.31
0.00
5.850
1.97
12/31/18
774,558,387.94
4,318,018.28
0.00
0.00
70
Totals:
Count:
3,386,312.38
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

November 2019
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

November 2019
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

November 2019
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

November 2019
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

November 2019
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
0M to 4.9M
16
$55,644,493.45
7.18%
10M to 14.9M
9
$113,899,200.33
14.71%
125M to 129.9M
1
$125,000,000.00
16.14%
15M to 19.9M
5
$83,928,535.37
10.84%
20M to 24.9M
2
$43,975,578.70
5.68%
25M to 29.9M
1
$27,120,188.11
3.50%
30M to 34.9M
1
$34,160,618.41
4.41%
35M to 39.9M
1
$36,359,251.21
4.69%
40M to 44.9M
1
$43,647,578.74
5.64%
45M to 49.9M
1
$45,500,000.00
5.87%
5M to 9.9M
21
$165,322,943.62
21.34%
Total
59
$774,558,387.94
100.00%
Remaining Principal Balance
0
4
8
12
16
20
24
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
12
5M
to
12
9.9M
Count
Balance ($)
%
4.500% - 4.740%
2
$146,975,320.86
18.98%
4.750% - 4.990%
23
$300,976,082.09
38.86%
5.000% - 5.240%
19
$208,517,568.55
26.92%
5.250% - 5.490%
8
$63,422,531.92
8.19%
5.500% - 5.740%
6
$53,420,261.39
6.90%
5.750% - 5.990%
1
$1,246,623.13
0.16%
Total
59
$774,558,387.94
100.00%
Gross Rate
Total Weighted Average Rate: 4.97%
0
5
10
15
20
25
30
35
40
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

November 2019
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
MAINE
1
$125,000,000.00
16.14%
NORTH CAROLINA
10
$105,642,742.32
13.64%
NEW YORK
3
$77,606,393.95
10.02%
VARIOUS
6
$76,690,969.44
9.90%
NEW JERSEY
4
$52,641,894.05
6.80%
MICHIGAN
5
$51,896,184.13
6.70%
TEXAS
7
$47,066,167.16
6.08%
TENNESSEE
2
$44,537,798.73
5.75%
OHIO
1
$43,647,578.74
5.64%
WISCONSIN
2
$29,724,577.46
3.84%
CALIFORNIA
3
$24,140,589.48
3.12%
GEORGIA
2
$15,914,940.65
2.05%
KENTUCKY
1
$11,391,695.58
1.47%
SOUTH CAROLINA
1
$9,755,336.43
1.26%
COLORADO
1
$9,538,364.21
1.23%
UTAH
1
$8,019,074.76
1.04%
LOUISIANA
1
$7,873,258.98
1.02%
NEVADA
2
$7,710,722.50
1.00%
ARIZONA
1
$7,021,913.36
0.91%
INDIANA
1
$6,486,062.65
0.84%
FLORIDA
2
$4,688,843.91
0.61%
ILLINOIS
1
$4,331,854.00
0.56%
WEST VIRGINIA
1
$3,231,425.45
0.42%
Total
59
$774,558,387.94
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
18
M
AI
NE
NO
RTH CAROLINA
NEW YORK
VARIO
US
NEW
JE
RSEY
M
IC
HIGANTEXAS
TENNESSEE
OH
IO
WISCONSIN
CALIFORNIA
GE
O
RGIA
KENTUCKY
SO
UT
H
CAROLINA
CO
LO
RADO UTAH
LOUISIANA
NEVADA
ARIZONAINDIANA
FLORIDA
IL
LIN
O
IS
WEST
VIR
G
INIA
Count
Balance ($)
%
Industrial
6
$61,271,626.37
7.91%
Lodging
5
$46,343,014.45
5.98%
Mixed Use
5
$84,425,797.65
10.90%
Mobile Home Park
1
$3,359,556.44
0.43%
Multifamily
13
$175,610,535.68
22.67%
Office
6
$78,700,588.17
10.16%
Retail
16
$258,763,301.69
33.41%
Self Storage
7
$66,083,967.49
8.53%
Total
59
$774,558,387.94
100.00%
Property Type
7.9
Industrial
6.0
Lodging
10.9
Mixed Use
0.4
Mobile Home Park
22.7
Multifamily
10.2
Office
33.4
Retail
8.5
Self Storage
Industrial
7.9%
Lodging
6.0%
Mixed Use
10.9%
Mobile Home Park
0.4%
Multifamily
22.7%
Office
10.2%
Retail
33.4%
Self Storage
8.5%
Total:
100.0%

November 2019
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
66 - 68
57
$724,936,533.25
93.59%
69 - 71
2
$49,621,854.69
6.41%
Total
59
$774,558,387.94
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 67
0
20
40
60
80
100
66 - 68
69 - 71
Count
Balance ($)
%
15 - 17
1
$9,931,223.70
1.28%
48 - 50
1
$43,647,578.74
5.64%
51 - 53
42
$561,943,020.74
72.55%
54 - 56
15
$159,036,564.76
20.53%
Total
59
$774,558,387.94
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 52
0
10
20
30
40
50
60
70
80
15 - 17
48 - 50
51 - 53
54 - 56

November 2019
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
0.000 - 0.490
2
$9,597,508.88
1.24%
0.500 - 0.990
1
$21,975,320.86
2.84%
1.000 - 1.490
13
$187,143,573.37
24.16%
1.500 - 1.990
24
$375,505,125.68
48.48%
2.000 - 2.490
12
$102,772,468.62
13.27%
2.500 - 2.990
2
$13,821,026.81
1.78%
3.000 - 3.490
3
$54,937,120.46
7.09%
4.000 - 4.490
2
$8,806,243.26
1.14%
Total
59
$774,558,387.94
100.00%
DSCR
Total Weighted Average DSCR: 1.78
0
10
20
30
40
50
0.000
- 0.490
0.500
- 0.990
1.000
- 1.490
1.500
- 1.990
2.000
- 2.490
2.500
- 2.990
3.000
- 3.490
4.000
- 4.490
42.56%
Amortizing Balloon
23.62%
IO Maturity Balloon
33.82%
IO/Amortizing/Balloon
Amortizing Balloon
42.56%
IO Maturity Balloon
23.62%
IO/Amortizing/Balloon
33.82%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
37
$329,643,264.56
42.56%
IO Maturity Balloon
4
$182,925,000.00
23.62%
IO/Amortizing/Balloon
18
$261,990,123.38
33.82%
Total
59
$774,558,387.94
100.00%
Amortization Type

November 2019
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
13
16,345,385.04
8,871,377.33
0.00
0.00
0.00
0.00
Nov 2019
0.00
8,871,377.33
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
0.00
8,871,377.33
8,871,377.33
0.00
0.00

November 2019
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
16,345,385.04
2.1%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
6,252,115.39
0.8%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
14,261,959.66
1.8%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
5
55,092,209.53
6.7%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
8,935,470.50
1.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

November 2019
Delinquency Summary Report
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
59
774,558,387.94
100.00%
774,579,569.43
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
59
774,558,387.94
100.00%
774,579,569.43
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
59
774,558,387.94
100.00%
774,579,569.43
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
59
774,558,387.94
100.00%
774,579,569.43
Group 1
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

November 2019
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
16,345,385.04
7,500,000.00
7,767,764.58
293,756.87
7,474,007.71
8,871,377.33
13
3
Nov 2019
7,767,764.58
293,756.87
7,474,007.71
8,871,377.33
Count:
Totals:
1
16,345,385.04
7,500,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

November 2019
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Asset Name
Rule 15 Ga-1
Asset Originator
Ending Balance
Most Recent Appraisal
Repurchase/Replacement
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance
1
0.00

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
November 2019
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    REO Additional Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Bond/Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Delinquency Summary Report
    Historical Liquidation Loss Loan Detail
    Additional Loan Detail
    Investor Notice